Statements Of Consolidated Membership Interests (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements Of Consolidated Membership Interests [Abstract]
Units outstanding	635,000,000	635,000,000
Net effects of cash flow hedges, tax expense	$ (1)	$ 5